Loans Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2023
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable Net Consisted	Loans receivable, net consisted of the following:
	As of September 30,
	2023	2022
	US$	US$
Wuyuan Yangyang Culture Media Studio(a)	$287,829	$295,213
Less: allowance for doubtful accounts	—	—
Total loans receivable, net – current	$287,829	$295,213
Wuyuan Yangyang Culture Media Studio(a)	$—	$—
Pingnan Motian Culture Media Studio(b)	438,596	449,849
Hanning Jin(c)	8,909	9,137
	$447,505	$458,986
Less: allowance for doubtful accounts	—	—
Total loans receivable, net – noncurrent	$447,505	$458,986
Total loans receivable, net	$735,334	$754,199

(a)	On June 28, 2020, Global Mofy China entered into a loan agreement with a third party, Wuyuan Yangyang Culture Media Studio (“Yangyang”) to lend $712,854 (or RMB 4,840,000) for its working capital needs with a fixed interest rate of 5.2% per annum. The amount of $356,427 (or RMB2,420,000) of the loan was due on December 31, 2020. The remaining amount of $356,427 (or RMB2,420,000) of the loan was due on June 28, 2022. A total of $363,162 (or RMB2,340,000) of the loan was collected in January 2021. A total of $63,098 (or RMB400,000) of the loan was collected in November 2021. On June 28, 2022, Global Mofy China renewed the loan agreement with Yangyang to extend the loan term of the loan receivable balance of $295,213 (or RMB2,100,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On June 28, 2023, Global Mofy China renewed the loan with Yangyang for one year at an annual rate of 5.2%.

(b)	On October 20, 2020, Global Mofy China entered into a loan agreement with a third party, Pingnan Motian Culture Media Studio (“Pingnan”) to lend $496,632 (or RMB 3,200,000) for its working capital needs with a maturity date of October 20, 2022. The loan bores a fixed interest rate of 5.2% per annum. On October 20, 2022, Global Mofy China renewed the loan agreement with Pingnan to extend the loan term of the loan receivable balance of $449,849 (or RMB3,200,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On October 20, 2023, Global Mofy China renewed the loan with Pingnan for one year at an annual rate of 5.2%.
(c)	On January 14, 2021, Global Mofy China entered into an interest-free loan agreement with Hanning Jin, a third party individual, to lend $10,088 (or RMB65,000) for working capital needs with a maturity date of January 14, 2023. On January 14, 2023, Global Mofy China renewed the interest-free loan agreement with Hanning Jin to extend the loan term of the loan receivable balance of $9,137 (or RMB65,000) for its working capital needs for one year. In January 2024, Global Mofy China renewed the interest-free loan with Hanning Jin for one year.